Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information
Entity Registrant Name	Jaguar Animal Health, Inc.
Entity Central Index Key	0001585608
Document Type	S-1/A
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company